Leases - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	3 years 2 months 12 days	4 years
Operating Lease, Weighted Average Discount Rate, Percent	9.90%	9.80%